Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term Investments [Abstract]
Equity investments accounted for using the measurement alternative	¥ 2,421,609		¥ 2,844,630
Equity investments accounted for using the equity method	1,862,739		1,923,144
Investments accounted for at fair value	82,284		883,244
Total	¥ 4,366,632	$ 615,027	¥ 5,651,018